Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Related Party Transactions
NOTE 33. RELATED PARTY TRANSACTIONS

(a)	Key Management Compensation
Key management includes members of the Board and executive management. Remuneration of directors and executive management is determined by the Board having consideration of overall performance of individuals and market trends. Information on key management compensation is shown below:

Years ended December 31,	2022	2021

Salaries, Director fees and other short-term benefits	$6,350	$5,711

Post-employment compensation 1	721	580

Share-based payments	8,315	6,979
1
Post-employment compensation represent the present value of future pension benefits earned during the year.
(b) Other Related Party Transactions
Enerflex transacts with certain related parties in the normal course of business. Related parties include the Company’s 45 percent equity investment in Roska DBO and the Company’s 65 percent interest in a joint venture in Brazil.
All transactions occurring with related parties were in the normal course of business operations under the same terms and conditions as transactions with unrelated companies. A summary of the financial statement impacts of all transactions with all related parties is as follows:

Years ended December 31,	2022	2021

Associate – Roska DBO

Revenue	$1,755	$352

Purchases	4	-

Accounts receivable	22	128
All related party transactions are settled in cash.